Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended
	Jul. 23, 2021	Sep. 30, 2021	Sep. 30, 2021
Warrants (Details) [Line Items]
Shares issued			27,600,000
Warrant description			Once the Public Warrants became exercisable, the Company may redeem the Public Warrants:• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption;• if, and only if, the reported last sale price of the Company’s Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying the warrants.
Fair value of warrants (in Dollars)	$ 3,574
Business Combination [Member]
Warrants (Details) [Line Items]
Warrant term			5 years
EarlyBirdCapital [Member]
Warrants (Details) [Line Items]
Shares issued			837,000
Private Warrants [Member]
Warrants (Details) [Line Items]
Warrant issued			150,000
Exercise price (in Dollars per share)		$ 11.5	$ 11.5
Warrant term			5 years
Resulting in gain (in Dollars)		$ 1,100